Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Total
USD'000		2022	2021	2020	2022	2021	2020
Secure Microcontrollers Segment
Secure chips	Upon delivery	18,336	14,850	11,289	18,336	14,850	11,289
Total Secure Microcontrollers Segment		18,336	14,850	11,289	18,336	14,850	11,289
All Other Segment
Secure chips	Upon delivery	4,862	2,145	3,028	4,862	2,145	3,028
Total All Other Segment		4,862	2,145	3,028	4,862	2,145	3,028
Total Revenue		23,198	16,995	14,317	23,198	16,995	14,317

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2022	2021	2020
Secure Microcontrollers Segment
France	147	37	64
Rest of EMEA	2,775	2,944	1,861
North America	13,408	10,234	7,922
Asia Pacific	1,939	1,588	1,421
Latin America	67	47	21
Total Secure Microcontrollers segment revenue	18,336	14,850	11,289
All Other Segment
France	64	175	466
Rest of EMEA	3,791	1,099	2,116
North America	201	397	294
Asia Pacific	806	474	105
Latin America	-	-	47
Total All Other segment revenue	4,862	2,145	3,028
Total Net sales	23,198	16,995	14,317
*EMEA means Europe, Middle East and Africa

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade accounts receivables
Trade accounts receivable - Secure Microcontrollers Segment	1,794	2,321
Trade accounts receivable - All Other Segment	475	335
Total trade accounts receivables	2,269	2,656
Contract liabilities - current	84	111
Total contract liabilities	84	111
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	-	150

Revenue - Schedule of Remaining Performance Obligations
Estimated revenue from remaining performance obligations as at December 31, 2022 (USD'000)	Total
2023	84
Total remaining performance obligation from continuing operations	84